Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	John Hancock Funds II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Jan. 01, 2026
Supplement to Prospectus [Text Block]	Prospectus SupplementJohn Hancock Funds II

Floating Rate Income Fund (the fund)Supplement dated March 26, 2026 to the current Prospectus, as may be supplemented (the Prospectus)IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYThe following information supplements and supersedes any information to the contrary relating to the fund contained in the current Prospectus.At its meeting held March 23−26, 2026, the fund’s Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons” of the fund, as defined under the 1940 Act, as amended, considered and approved a new subadvisory agreement between John Hancock Investment Management LLC, the advisor to the fund, and CQS (US), LLC (“CQS”) with respect to the fund, subject to approval by shareholders of the fund. If shareholders approve the proposal, CQS will replace BCSF Advisors, LP (Bain Capital Credit) (“Bain”) as the subadvisor for the fund effective September 1, 2026 (the Effective Date).A meeting of the shareholders of the fund has been scheduled for June 25, 2026, to seek approval of the subadvisor change. Subject to regulatory and shareholder approval, the subadvisor change is scheduled to occur on the Effective Date.In connection with the changes described above, and contingent upon shareholder approval of the subadvisor change, the Prospectus is hereby amended as of the Effective Date as follows:1. All references to Bain are deleted and replaced with CQS (US), LLC as the subadvisor with respect to the fund.2. The information in the “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section is amended and restated as follows to reflect the fund’s revised management fee as of the Effective Date:Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)1Management fee0.66Distribution and service (Rule 12b-1) fees0.05Other expenses0.10Acquired fund fees and expenses0.01Total annual fund operating expenses0.82Contractual expense reimbursement-0.11Total annual fund operating expenses after expense reimbursements0.711“Management fee” has been restated to reflect the contractual management fee schedule effective September 1, 2026.2“Other expenses” reflect interest expense and/or borrowing costs resulting from the fund’s use of certain investments. Such expense is required to be treated as a fund expense for accounting purposes. Any interest expense and/or borrowing cost amount will vary based on the fund’s use of those investments as an investment strategy. During the fiscal year ending August 31, 2025, the interest expense and/or borrowing costs amounted to 0.03% of the fund's average daily net assets.3“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.4The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”5The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.63% of average daily net assets of the fund and expenses of Class 1 shares exceed 0.67% of average daily net assets attributable to the class. For purposes of these agreements, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense, and “expenses of Class 1 shares” means all “expenses of the fund” attributable to the applicable class plus class-specific expenses. Each agreement expires on December 31, 2027 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.Expense exampleThis example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:Expenses ($)11 year733 years2515 years44410 years1,0033. The “Principal investment strategies” of the “Fund summary” section of the Prospectus are revised and restated in their entirety as follows:Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody’s Investors Service, Inc. or BBB by S&P Global Ratings), or are of comparable quality, as determined by the manager, and other floating-rate securities. Bonds that are rated at or below BB by S&P Global Ratings or Ba by Moody’s Investors Service, Inc. are considered non-investment grade. The fund’s investment policies are based on credit ratings at the time of purchase.The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the Secured Overnight Financing Rate (SOFR), or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. The fund may invest in collateralized loan obligations, corporate debt securities, (investment grade and high yield), and cash and cash equivalents. The fund may also acquire, and subsequently hold, warrants and other equity interests.In purchasing loans, loan participations, and other securities for the fund, the manager may take full advantage of the entire range of maturities and durations and may from time to time adjust the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.The fund may invest in any number of issuers and may, at times, invest its assets in a small number of issuers. The fund may focus its investments in a particular sector or sectors of the economy. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.The fund may engage in derivatives transactions for hedging, risk management and/or efficient portfolio management purposes. Derivative instruments in which the fund may invest include credit default swap and total return swap agreements, interest rate swaps, foreign currency forward contracts, futures and options. Derivative instruments may magnify the fund’s gains and losses. The fund does not employ the use of leverage.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses. The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments. The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.4. The following disclosure is added following the first paragraph under the heading “Past Performance” in the “Fund summary” section:A note on performancePrior to September 1, 2026, the fund was managed by a different subadvisor and thus, the performance presented prior to this date should not be attributed to the current subadvisor. Prior to August 30, 2018 and between August 30, 2018 and September 1, 2026 the fund was managed by different subadvisors pursuant to different investment strategies. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to September 1, 2026.